Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net	12 Months Ended
Dec. 31, 2019
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains (losses) on derecognition of non financial assets and subsidiaries, Net

49. Gains (losses) on derecognition of non financial assets and subsidiaries, net

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Gains (losses) on derecognition of non-financial assets and subsidiaries, net (Millions of Euros)
	2019	2018	2017
Disposal of investments in non-consolidated subsidiaries	9	55	38
Disposal of tangible assets and other	27	81	69
Disposal of investments in non-consolidated subsidiaries	(2)	(13)	(27)
Disposal of tangible assets and other	(37)	(45)	(33)
Total	(3)	78	47